RESIDENT PARTNERS
Lee Edwards
Ling Huang
Alan D. Seem
Admitted in New York

Writer’s Email Address: alan.seem@shearman.com	November 19, 2010
Writer’s Direct Number:
(8610) 5922-8002
VIA EDGAR
Mr. Damon Colbert
Ms. Pamela Howell
Mr. Ethan Horowitz
Mr. Brian Bhandari
Mr. John Reynolds
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Re:	China Xiniya Fashion Limited Amendment No. 2 to Registration Statement on Form F-1 Filed November 16, 2010 File No. 333-170368
Dear Mr. Colbert, Ms. Howell, Mr. Horowitz, Mr. Bhandari and Mr. Reynolds:
     China Xiniya Fashion Limited (the “Company”) has requested us to respond to the Staff’s comment letter, dated November 18, 2010, relating to the Company’s Amendment No. 2 to the registration statement on Form F-1 filed on November 16, 2010. On behalf of the Company, we wish to thank you and the other members of the Staff for your prompt response to the Company’s request for comments.

Page 2	November 19, 2010
     The Company has responded to the Staff’s comments by revising the registration statement (“Amendment No. 3”) to comply with the comments.
     The Company’s responses to the Staff’s comments are set forth below. The numbered paragraphs below correspond to the numbered paragraphs of the Staff’s comment letter, which have been retyped herein in bold for your ease of reference, and the page number references relate to Amendment No. 3, which is being concurrently filed today through Edgar.
     As discussed with the Staff, the Company plans to price the proposed offering on or about November 22, 2010. The Company will be grateful for any assistance the Staff can provide to allow the Company to achieve this timetable.
Legal Matters, page 145
1.	We note your statement: “The validity of the ADSs and certain other legal matters...will be passed upon for us by Shearman & Sterling LLP.” We cannot locate an opinion of counsel regarding these matters. Please revise accordingly.

In response to the Staff’s comment, the Company has replaced the referenced statement as well as the statement regarding the role of the underwriters’ U.S. counsel with the following: “We are being represented by Shearman & Sterling LLP with respect to certain legal matters as to United States federal securities and New York State law. The underwriters are being represented by Jones Day with respect to certain legal matters as to United States federal securities and New York State law.”
Part II
Item 8. Exhibits and Financial Statement Schedules
2.	We note the statement in the Director’s Certificate that “all the issued shares have been duly authorized and are legally issued and fully paid and non-assessable.” Since the over-allotment involves these resale of shares currently outstanding, please remove this statement. Counsel may not rely upon a statement of fact that assumes away the opinion itself. Please revise Exhibit 5.1 accordingly.

In response to the Staff’s comment, the Company has filed the revised Exhibit 5.1 without the referenced statement in the Director’s Certificate.
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     If you have any questions regarding this letter, you may reach me by telephone at my office in Beijing, China at (86) 10 5922-8002 or on my cell phone at (86) 139 1012-7951 or by fax at (86) 10 6563-6002.
     Questions pertaining to accounting matters may also be directed to Mr. Chee Jiong Ng, chief financial officer of the Company, at (86) 595 6532-3882 or at (86) 136 5593-9932 (cell phone).

Sincerely yours,
/s/ Alan Seem
Alan Seem

cc:	Qiming Xu — Chairman Chee Jiong Ng — Chief Financial Officer China Xiniya Fashion Limited

Benedict Tai Jones Day